S000075502 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
S000075502 [Member] | C000234649 [Member]
Prospectus [Line Items]
Annual Return [Percent]	24.61%	16.05%	45.34%